Loan interest income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Contractual interest earned	$ 273,070	$ 298,975	$ 312,256
Amortization
Amortization of fair value hedge	(167)	(202)	(232)
Amortization of loan origination fees (net of amortized costs)	4,185	4,953	5,015
Amortization of fair value adjustment on purchased loans	275	386	322
Total loan interest income	277,363	304,112	317,361
Balance of unamortized fair value hedge included in loans as at year end	235	402	604
Balance of unamortized loan fees included in loans as at year end	$ 8,312	$ 9,373	$ 10,822